FIRST TRUST PORTFOLIOS, L.P.
                      1001 WARRENVILLE ROAD
                      LISLE, ILLINOIS 60532


                           May 3, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


    Re:  The First Trust GNMA Reinvestment Income Trust "GRIT",
                         Series 74 and Series 75
              (SEC File No. 333-63947)(CIK No. 1026903)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act.
post effective Amendment No. 4, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on April 30, 2004.

                                    Very truly yours,




                                    FIRST TRUST PORTFOLIOS, L.P.